Acquisitions and Divestitures - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			2 Months Ended	12 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended				3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Actavis Group [Member] USD ($)	Dec. 31, 2012 Actavis Group [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] EUR (€)	Oct. 31, 2012 Actavis Group [Member] Minimum [Member]	Oct. 31, 2012 Actavis Group [Member] Maximum [Member]	Dec. 31, 2012 Ascent [Member] USD ($)	Jan. 24, 2012 Ascent [Member] USD ($)	Jan. 24, 2012 Ascent [Member] AUD	Jan. 24, 2012 Ascent [Member] Minimum [Member]	Jan. 24, 2012 Ascent [Member] Maximum [Member]	Jun. 30, 2011 Specifar [Member] USD ($)	Dec. 31, 2012 Specifar [Member] USD ($)	Dec. 31, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] EUR (€)	Dec. 31, 2012 Specifar [Member] Esomeprazole product rights [Member] USD ($)	Jun. 30, 2012 Specifar [Member] In-process research and development [Member] USD ($)	May 25, 2011 Paomar PLC [Member]
Business Acquisition [Line Items]
Cash consideration						$ 5,469.8	€ 4,219.7				$ 392.6	376.6						$ 559.5	€ 398.5
Maximum number of shares issuable for contingent consideration						5.5	5.5
Newly issued shares of Common Stock, par value	$ 0.0033	$ 0.0033				$ 0.0033
Step-up in the value of inventories				137.3	137.3													10.0
Amortization of inventory step -up to cost of sales					44.1												10.0
Amortization of inventory step -up to cost of sales during first half of 2013				93.2	93.2
Estimated weighted average useful life (in years)					8 years 8 months 12 days					9 years						7 years
Discount rate used to present value product right intangible assets								8.80%	11.50%				7.50%	10.00%
Issuance of shares associated with contingent earn out				3.85	3.85
Fair value of contingent consideration				329.1	329.1													35.5
Current market price per share of shares issuable				$ 85.95	$ 85.95
Acquisition cost					73.5					5.0							6.5
Net revenues	5,914.9	4,584.4	3,566.9	437.4
Pre-tax loss	245.1	456.0	250.6	84.8
Percentage of shares held in subsidiary																		100.00%	100.00%			100.00%
Payment of long-term debt assumed in acquisition															28.8
Impairment loss related to a manufacturing facility																40.3
Discount rate used to present value the IPR&D projects																		17.00%	17.00%
Minimum period over which IPR&D intangible assets to be approved for marketing																1 year
Maximum period over which IPR&D intangible assets to be approved for marketing																3 years
Impairment charges related to product rights and IPR&D intnagible assets																117.8				16.8	101.0
Fair value adjustments																$ 27.5
Discount rate used to present value acquired contingent consideration obligations																		8.50%	8.50%